MAINSTAY FUNDS TRUST

51 MADISON AVENUE

NEW YORK, NY 10010

 May 31, 2012

VIA EDGAR

Ms. Mary Cole

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust (the "Registrant")

Registration Numbers: 333-160918 and 811-22321

Dear Sir or Madam:

Electronically transmitted for filing pursuant to Rule 485(a) is a Prospectus and Statement of Additional Information for the Class R1 and R2 shares of the MainStay U.S. Small Cap Fund on Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 25 under the Investment Company Act of 1940, as amended.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 973.394.4505.

Very truly yours,

/s/ Thomas C. Humbert

Thomas C. Humbert

Assistant Secretary